Share-based compensation	12 Months Ended
Dec. 31, 2024
Share-based compensation.
Share-based compensation

15.   Share-based compensation

Stock appreciation rights

As of December 31, 2024, no SARs were outstanding under the Company’s 2013 Equity Incentive Plan.

Changes in the SARs for the year ended December 31, 2024 are set forth below:

		Weighted average
	No. of SARs	exercise price
Balance as of January 1, 2024	176,360	$4.28
SARs granted during the year ended December 31, 2024	—	—
SARs exercised during the year ended December 31, 2024	(176,360)	$(4.28)
Balance as of December 31, 2024 (none of which are exercisable or convertible)	—	$-

Time Restricted stock units

As of December 31, 2024, the Company has granted 2,017,203 TRSUs to certain of its officers and directors under its 2013 Equity Incentive Plan, that will vest in three equal annual tranches from the date of grant. Changes in the TRSUs for the year ended December 31, 2024 is set forth below:

	2024		2023		2022
		Weighted average		Weighted average		Weighted average
	Number of	fair value at grant	Number of	fair value at grant	Number of	fair value at grant
	TRSUs	date	TRSUs	date	TRSUs	date
Balance as of January 1	677,739	$7.70	908,209	$5.31	546,935	$4.44
TRSUs granted during the year	134,175	$16.99	172,034	$14.70	760,810	$5.50
TRSUs vested during the year	(528,157)	$(7.19)	(402,504)	$(5.30)	(399,536)	$(4.47)
Balance as of December 31, 2024 (none of which are vested)	283,757	$13.04	677,739	$7.70	908,209	$5.31

The total cost related to non-vested awards expected to be recognized through 2027 is set forth below:

In thousands of U.S. Dollars
Period	TOTAL
2025	1,272
2026	457
2027	67
1,796

Performance-Based Restricted stock units

As of December 31, 2024, the Company has granted 86,607 PRSUs to certain of its officers and directors under its 2013 Equity Incentive Plan, that will vest in one tranche to the extent earned which are contingent upon the Company’s relative total shareholder return (“TSR”), which represents a market condition, and the grantee’s continued employment with the Company through the vesting date.

The TSR is calculated based on the Company’s total shareholder return compared to that of certain peer companies specified in the award agreements over the performance period and is calculated based on the change in the average daily closing stock price over a 30 trading-day period from the beginning to the end of the performance period, including reinvested dividends. The total quantity of PRSUs eligible to vest under these awards range from zero to 200% of the target based on actual relative TSR performance during the performance period. The grant date fair value of the TSR awards was estimated using a Monte Carlo simulation model.  Compensation for these awards is being amortized over the service period.

Changes in the PRSUs for the year ended December 31, 2024 is set forth below:

	For the years ended December 31
	2024	2023
	Number of PRSUs	Number of PRSUs
Outstanding as of January 1	38,713	-
Granted	47,894	38,713
Vested	-	-

Balance as of December 31, 2024	86,607	38,713

Significant inputs used in the estimation of the fair value of these awards granted during 2024 and 2023 are as follows:

	2024	2023
Closing share price of our common stock	$16.25	$18.53
Risk-free rate of return	4.27%	4.56%
Expected volatility of our common stock	52.11%	67.33%
Holding period discount	0.00%	0.00%
Simulation term (in years)	3.00	3.00

The total cost related to non-vested awards expected to be recognized through 2027 is set forth below:

In thousands of U.S. Dollars
Period	TOTAL
2025	412
2026	254
2027	37
703